Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 16,256	¥ 18,835
Fair value of derivative liabilities	[1],[2],[3]	16,273	18,562
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	12,211	14,242
Fair value of derivative liabilities	[1],[2],[3]	12,265	14,328
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	3,742	4,301
Fair value of derivative liabilities	[1],[2],[3]	3,752	4,084
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	206	188
Fair value of derivative liabilities	[1],[2],[3]	253	182
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	29	35
Fair value of derivative liabilities	[1],[2],[3]	27	31
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	67	67
Fair value of derivative liabilities	[1],[2],[3]	68	58
Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	1	2
Fair value of derivative liabilities	[1],[2],[3],[4]	(92)	(121)
Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	16,255	18,833
Fair value of derivative liabilities	[1],[2],[5]	16,253	18,539
Not Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	12,210	14,240
Fair value of derivative liabilities	[1],[2],[5]	12,245	14,305
Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	3,742	4,301
Fair value of derivative liabilities	[1],[2],[5]	3,752	4,084
Not Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	206	188
Fair value of derivative liabilities	[1],[2],[5]	253	182
Not Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	29	35
Fair value of derivative liabilities	[1],[2],[5]	27	31
Not Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	67	67
Fair value of derivative liabilities	[1],[2],[5]	68	58
Not Designated as Hedging Instruments [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	1	2
Fair value of derivative liabilities	[1],[2],[4],[5]	(92)	(121)
Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	1	2
Fair value of derivative liabilities	[1],[2],[6]	20	23
Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	1	2
Fair value of derivative liabilities	[1],[2],[6]	20	23
Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (4).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.